Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	1 Months Ended
Oct. 24, 2024 USD ($) $ / shares shares
Subsequent Events [Line Items]
Aggregate units | shares	361,290,000
Share of warrant | shares	1
Exercise price of warrant | $ / shares	$ 1.383
Price of per share | $ / shares	$ 0.369
Aggregate purchase price | $	$ 133,320
Warrant [Member]
Subsequent Events [Line Items]
Share of warrant | shares	3
Exercise price of warrant | $ / shares	$ 0.461
Class A Ordinary Share [Member]
Subsequent Events [Line Items]
Number of ordinary share | shares	1
Ordinary shares, par value | $ / shares	$ 0.0001